Details of Significant Accounts - Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due But Not Impaired (Details) - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due But Not Impaired [Line Items]
Accounts Receivable, Total	$ 3,690	$ 6,468	$ 4,722
Not past due [Member]
Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due But Not Impaired [Line Items]
Accounts Receivable, Total	2,864	6,232	3,882
Up to 30 days [Member]
Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due But Not Impaired [Line Items]
Accounts Receivable, Total	510	236	731
31 to 90 days [Member]
Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due But Not Impaired [Line Items]
Accounts Receivable, Total	293		101
91 to 180 days [Member]
Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due But Not Impaired [Line Items]
Accounts Receivable, Total	23
181 to 270 days [Member]
Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due But Not Impaired [Line Items]
Accounts Receivable, Total
271 to 360 days [Member]
Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due But Not Impaired [Line Items]
Accounts Receivable, Total
Over 361 days [Member]
Schedule of Ageing Analysis of Accounts Receivable and Notes Receivable Past Due But Not Impaired [Line Items]
Accounts Receivable, Total			$ 8